Intangible Assets - Amortization Expense (Details) - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Operating Lease, Payments	$ 1,024,805	$ 1,308,640	$ 1,548,806	$ 1,548,806	$ 1,552,219	$ 6,983,276